Cash and Marketable Securities - Components of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash & Cash Equivalents	$ 40.5	$ 61.6	$ 66.7	$ 64.5
Total restricted cash	60.9	45.9
Restricted Marketable Securities	57.7	56.2
Total	159.1	163.7
Cash [Member]
Cash and Cash Equivalents [Line Items]
Cash & Cash Equivalents	40.5	61.6
Total restricted cash	60.9	45.9
Restricted Marketable Securities	0.0	0.0
Total	101.4	107.5
Equity Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash & Cash Equivalents	0.0	0.0
Total restricted cash	0.0	0.0
Restricted Marketable Securities	57.7	56.2
Total	$ 57.7	$ 56.2